Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Buildings On Owned Land
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Buildings On Leased Land
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life
Land and Buildings under Capital Lease
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life
Theatre Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Theatre Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	15 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life